RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.  RELATED PARTY TRANSACTIONS

Scandic American Shipping Ltd.:
In June 2004, the Company entered into a Management Agreement with Scandic American Shipping Ltd. ("Scandic" or the "Manager"). The Manager has been, from its inception and up to January 10, 2013, owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. In order to align the Manager's interests with those of the Company, the Company has as per the Management Agreement issued to the Manager restricted common shares equal to 2% of the Company's outstanding common shares.

The Manager has the daily administrative, commercial and operational responsibility for the Company's vessels and is required to manage the Company's day-to-day business subject to the Company's objectives and policies as established by the Board of Directors.

For its services under the Management Agreement, the Manager receives a management fee of $150,000 per annum for the total fleet and is reimbursed for all of its costs incurred in connection with its services. The management fee was reduced from $500,000 to $150,000 per annum effective January 10, 2013.  The management fee was increased from $350,000 to $500,000 per annum effective December 1, 2011 up and until January 10, 2013.

The Company recognized $3.9 million, $3.8 million, and $3.7 million of total costs for services provided under the Management Agreement for the years ended December 31, 2012, 2011 and 2010, respectively. These costs are included in "General and Administrative Expenses" in the statements of operations. The related party balances included within accounts payable were $1.5 million and $0.9 million at December 31, 2012 and 2011, respectively.

In January 2012, the Company issued to the Manager 112,245 shares at a fair value of $13.73, in connection with an underwritten public offering of 5,500,000 common shares.  During 2011, the Company issued to the Manager 4,612 shares at an average fair value of $14.45 in connection with the adoption of the 2011 Equity Incentive Plan. The Company recognized $1.5 million, $0.1 million and $2.8 million in noncash share-based compensation expense for the years ended December 31, 2012, 2011 and 2010, respectively, related to the issuance of shares to the Manager. All of these costs are included in "General and Administrative Expenses" within the statements of operations. In connection with nine follow-on offerings, we have issued a total of 1,054,833 restricted shares to our Manager pursuant to the Management Agreement.

On December 15, 2012, we entered into an agreement to acquire 100% of the shares of the Manager from a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. The purchase price was $25.0 million, $17.0 million of which was paid in shares of the Company and $8.0 million of which was paid in cash. The share component of the purchase price will be subject to a one-year lock-up, while the cash component will be used primarily by the seller to pay tax associated with this transaction. The share component was priced at $8.90 per share, which is above the closing price of the Company's common shares on the NYSE on December 14, 2012 of $8.52 per share. The transaction was completed on January 10, 2013 and as a result, the Manager became a wholly-owned subsidiary of the Company. The share price on the transaction date was $9.50. The acquisition is inter alia an effective settlement of a preexisting relationship. The accounting treatment of this transaction has not been finalized as of this date.

In addition to gaining full direct control of the Manager's operations, the Company will no longer be obligated to maintain the Manager's ownership of the Company's common shares at 2%.  The restricted common shares equal to 2% of our outstanding common shares issued as per the Management Agreement, through January 10, 2013 and the restricted common shares issued to the Manager under the 2011 Equity Incentive Plan were not part of the transaction, remained with the seller and the restrictions on transfer of such shares were removed.

In February 2011, the Company adopted an equity incentive plan which we refer to as the 2011 Equity Incentive Plan, pursuant to which a total of 400,000 restricted shares were reserved for issuance. A total of 174,000 restricted shares were allocated to the Manager. The vesting period is four-year cliff vesting period for 100,000 shares and five-year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee discontinues working for the Company before that time. The holders of the restricted shares are entitled to voting rights as well as receive dividends paid in the period. Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager are eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other equity-based awards. On January, 10, 2013 the Board of Directors amended the vesting requirements for the174,000 shares allocated to the Manager under the 2011 Equity Incentive Plan and the vesting requirements were lifted.

As of December 31, 2012, the Chairman and Chief Executive Officer of the Company Mr. Hansson and his family owned 2.17% of the Company's shares.  The Management Agreement terminates on the date which is ten years from the calendar date, so that the remaining term of the Management Agreement is always ten years unless terminated earlier in accordance with its terms, essentially related to non-performance or negligence by the Manager.

Board Member and Employees:
Mr. Jan Erik Langangen, Board Member and an employee of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2012, 2011 and 2010, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in "General and Administrative Expenses" within the statements of operations. There were no related amounts included within "Accounts Payable" at December 31, 2012 and December 31, 2011.

Mr. Rolf Amundsen, the Advisor to the Chairman, is a partner of Amundsen & Partners AS, a firm which provides consultancy services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2012 and 2011 and 2010, respectively, for the services provided by Amundsen & Partners AS. These costs are included in "General and Administrative Expenses" within the statements of operations. There were no related amounts included within "Accounts Payable" at December 31, 2012 and December 31, 2011.

Orion Tankers Ltd:

Orion Tankers Ltd. was established as equally owned by us and Frontline Ltd. (NYSE:FRO). In September 2012, it was agreed that Frontline would withdraw its nine Suezmax tankers from the pool during the fourth quarter of 2012. The withdrawal of these vessels was completed effective November 5, 2012. In September 2012, the Company announced that effective January 2, 2013 the Company will acquire Frontline`s shares in Orion Tankers Ltd. at its nominal book value as of December 31, 2012, after which Orion Tankers Ltd. will become a wholly-owned subsidiary of the Company.

As of December 31, 2012 the "Related party receivables" amounted to $37.0 million, compared to $18.9 million as of December 31, 2011.  The "Related party receivables" amount represents the outstanding working capital from Orion Tankers pool. The working capital represents the value of bunkers on board our vessels at the time of vessel delivery to the cooperative arrangements, including payment of initial funding of $0.2 million per vessel. The working capital is to be repaid to the Company within six months after the date of the withdrawal from the agreements.

As of December 31, 2012, the "Accounts Receivable, net related party" amounted to $12.9 million, compared to $1.6 million as of December 31, 2011.  The "Accounts Receivable, net related party" amount represents the outstanding net voyage revenues from Orion Tankers pool.